Note 3 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
(in thousands)	2014	2013
Healthcare fees	$184	$146
Patient fees receivable	-	24
Other	5	3
Total receivables	$189	$173
Less allowance for doubtful accounts	-	-
Total receivables, net	$189	$173